Financial Risk Management and Policies (Details) - Schedule of Liabilities Arising from Financing Activities - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Borrowings [Member]
Schedule of Liabilities Arising from Financing Activities [Line Items]
Borrowings, Balance beginning		$ 177,294,288	$ 182,781,617
Borrowings, Cash inflow			3,105,092
Borrowings, Cash outflow		(14,396,134)	(14,926,355)
Borrowings, Interest paid		(15,102,898)	(16,223,888)
Borrowings, Others	[1]	17,606,995	22,557,822
Borrowings, Balance ending		165,402,251	177,294,288
Lease liabilities [Member]
Schedule of Liabilities Arising from Financing Activities [Line Items]
Borrowings, Balance beginning		90,873,411	89,781,180
Borrowings, Cash inflow
Borrowings, Cash outflow		(4,137,362)	(9,305,777)
Borrowings, Interest paid
Borrowings, Others	[1]	5,255,265	10,398,008
Borrowings, Balance ending		$ 91,991,314	$ 90,873,411

[1]	The “Others” column mainly represents interest accrued, amortizations and costs associated with the organization of borrowings.